Note 20 - Taxation (Details) - Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 14,817	$ 5,249
Property, Leased mineral rights and Mine development costs	3,801	(486)
Goodwill	8,419	(684)
Acquisitions Costs		937
Provision for doubtful accounts	382
Interest payable	1,086	660
Allowance for credit receivable	2,551	2,551
Notes payable	2,194	2,194
Asset retirement obligations		83
Total deferred income tax assets, net	33,250	10,504
Less valuation allowance	$ (33,250)	$ (10,504)